Equity / net investments (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2025	Feb. 19, 2025
IfrsStatementLineItems [Line Items]
Total share capital	846,827,467	789,331,043
Carrying amount	R$ 2,622,082	R$ 1,673,000		R$ 877,101
Net income attributable to owners of the parent company	R$ 1,037,833	R$ 791,014	R$ 421,991
Weighted average number of outstanding shares	823,452,977	789,268,910	789,268,910
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total share capital	418,168,922	418,168,922
Carrying amount	R$ 1,156,729	R$ 723,610
Net income attributable to owners of the parent company	R$ 514,043	R$ 419,094	R$ 223,578
Weighted average number of outstanding shares	418,168,922	418,168,922	418,168,922
Basic earnings per share	R$ 1.23	R$ 1.00	R$ 0.53
Diluted earnings per share	R$ 1.23	R$ 1.00	R$ 0.53
Class A Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Total share capital	30,422,075	22,913,504
Carrying amount	R$ 49,494	R$ 17,984
Class B Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Total share capital	145,674,473	145,674,473
Carrying amount	R$ 402,961	R$ 252,079
Class C Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Total share capital	142,984,328	142,984,328
Carrying amount	R$ 557,787	R$ 409,691
Class D Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Total share capital	35,466,285				35,466,285
Carrying amount	R$ 56,734
Class E Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Total share capital	74,111,384	59,589,816
Carrying amount	R$ 398,377	R$ 269,636
Preference shares [member]
IfrsStatementLineItems [Line Items]
Net income attributable to owners of the parent company	R$ 523,790	R$ 371,920	R$ 198,413
Weighted average number of outstanding shares	405,284,055	371,099,988	371,099,988
Basic earnings per share	R$ 1.59	R$ 1.00	R$ 0.53
Diluted earnings per share	R$ 1.59	R$ 1.00	R$ 0.53